NET LOSS PER SHARE (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options and Warrants [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	74,289,000	63,790,000	59,134,662	61,473,817
Convertible Series A and Series B Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	215,310,000	195,595,000	200,484,837	182,041,312
Convertible Notes [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	16,234,000	12,030,000	11,050,000	11,330,000